Fair value measurements and financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
As of December 31, 2025 and 2024, the Company’s financial instruments measured at fair value on a recurring basis were classified in the fair value hierarchy as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$—	$—
Contingent consideration liabilities	—	—	3,358	3,358
	$—	$—	$3,358	$3,358

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$1,713	$1,713
Contingent consideration liabilities	—	—	6,147	6,147
	$—	$—	$7,860	$7,860

Schedule of valuation methodologies and inputs
As of December 31, 2025 and 2024, the following valuation methodologies and significant unobservable inputs were used to derive the fair value measurements of the Company’s financial instruments measured at fair value on a recurring basis:

			As of
Financial instrument	Valuation methodology	Level 3 input	December 31, 2025	December 31, 2024
Contingent consideration - EMMAC	Monte Carlo simulation	Timing of achievement	2 years	2 years
		Probability of achievement	99.0%	99.0%
Investments	Adjusted estimated net asset fair value	Capitalization rate	N/A	8.9%

Schedule of aging of trade receivables
The following table presents the aging of the Company’s trade accounts receivables as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
0 to 90 days	$66,649	$56,042
91 to 180 days	3,572	4,437
181 days +	3,643	3,511
Trade accounts receivable	$73,864	$63,990